LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2025
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Moshangfa acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method. In December 2023, Mo Shangfa sold its 40% ownership interest of JiuQuan Funong Biotech Co., Ltd with a total amount of RMB3,300,000 ($470,931 equivalent) and recognized a loss on disposal of RMB721,410 ($101,354 equivalent).

In July 2024, Qilian International acquired 25% ownership interest of Caihou Capital (Shenzhen) Group Co., Ltd (“Caihou”) with a total investment amount of RMB25,000,000, which have been paid in the amount of RMB10,000,000 ($1,402,584 equivalent) in July 2024. The investment was accounted for using equity method. The remaining RMB 15 million was fully paid on October 28, 2024.

On June 26, 2025, the Company acquired YX Management Company Limited, which holds a 44.6715% equity interest in Fanhua Insurance Surveyors & Loss Adjusters Co., Ltd. (approximately RMB 61,200,000) through its subsidiary, GD Yunyue.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2025	September 30, 2024
Equity method investment:
Cost of equity method investment	12,159,595	4,038,588
Share of results of associates	(632,350)	(204,648)
Loss on disposal of Long term investment	—	(101,354)
Profit from equity method investment	—	160,032
Dividend Distribution received	—	(57,083)
Investment disposed	—	(470,931)
Exchange rate difference	(31,952)	(4,818)
Total long-term investment	$11,495,293	$3,359,786

The change of share of results of associates are as follow:

	As of	As of
	September 30, 2025	September 30, 2024
Beginning balance	$204,648	$—
Addition	427,702	204,648
Ending balance	$632,350	$204,648